SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17.SUBSEQUENT EVENTS

The Company has evaluated all events that have occurred subsequent to June 30, 2022 through the date that the consolidated financial statements were issued. Management has concluded that the following subsequent events required disclosure in the financial statements:

On September 15, 2022, the Company’s shareholders approved an amendment to increase the number of authorized shares of the Company’s stock from 50,000,000 to 200,000,000.